Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022

September 6, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 02549

Re: 	Mutual of America Life Insurance Company Separate Account 							No. 2
	File No. 811-83966

Commissioners:

Semi-Annual Reports, dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Mutual of America Separate Account No. 2 of Mutual of America Life Insurance Company pursuant to rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain funds of the Mutual of America Investment Corporation are incorporated by reference as filed on form N-CSR, CIK No. 0000795259, File No. 811-05084.

The semi-annual report for the Oppenheimer Main Street Fund / VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000752737, File No. 811-04108.

The semi-annual reports for certain portfolios of DWS Variable Series 1 are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.

The semi-annual reports for certain portfolios of the Vanguard Variable Insurance Fund are incorporated by reference as filed on form N-CSR, CIK No. 0000857490,File No. 811-05962.

The semi-annual reports for certain portfolios of the Fidelity
Variable Insurance Products Funds are incorporated by reference as filed on form N-CSR,CIK No. 0000927384, File No. 811-07205.

The semi-annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR,CIK No. 0000814680, and File No. 811-05188.

The semi-annual report for the Calvert Social Balanced Portfolio of the Calvert Variable Series Inc. is incorporated by reference as filed on form N-CSR, CIK No. 0000708590, File No. 811-03591.

Sincerely,

/s/ Myron O. Schlanger

Myron O. Schlanger
Senior Vice-President and Associate Treasurer